Loans Receivable Held for Investment (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans Receivable Held for Investment, Net [Abstract]
Gross loans receivable before deferred loan costs and premiums	$ 363,646		$ 399,701			$ 357,548
Unamortized net deferred loan costs and premiums	1,362		1,328			937
Gross loans receivable	365,008		401,029			358,485
Allowance for loan losses	(3,215)	$ (3,215)	(3,182)	$ (2,818)	$ (2,771)	(2,929)	$ (4,069)
Loans receivable, net	361,793		397,847			355,556
Real Estate [Member] | Single Family [Member]
Loans Receivable Held for Investment, Net [Abstract]
Gross loans receivable before deferred loan costs and premiums	53,976		72,883
Gross loans receivable	54,134		73,112
Allowance for loan losses	(321)	(312)	(312)	(328)	(328)	(369)
Real Estate [Member] | Multi-Family [Member]
Loans Receivable Held for Investment, Net [Abstract]
Gross loans receivable before deferred loan costs and premiums	269,874		287,378
Gross loans receivable	271,375		289,043
Allowance for loan losses	(2,425)	(2,424)	(2,319)	(1,998)	(1,932)	(1,880)
Real Estate [Member] | Commercial Real Estate [Member]
Loans Receivable Held for Investment, Net [Abstract]
Gross loans receivable before deferred loan costs and premiums	20,025		14,728			5,802
Gross loans receivable	20,086		14,818			5,800
Allowance for loan losses	(186)	(169)	(133)	(58)	(58)	(52)	(71)
Real Estate [Member] | Church [Member]
Loans Receivable Held for Investment, Net [Abstract]
Gross loans receivable before deferred loan costs and premiums	17,789		21,301			25,934
Gross loans receivable	17,431		20,648			25,096
Allowance for loan losses	(254)	(282)	(362)	(377)	(401)	(603)	(1,081)
Real Estate [Member] | Construction [Member]
Loans Receivable Held for Investment, Net [Abstract]
Gross loans receivable before deferred loan costs and premiums	1,672		3,128			1,876
Gross loans receivable	1,672		3,125			1,872
Allowance for loan losses	(22)	(22)	(48)	(50)	(44)	(19)	(17)
Commercial - Other [Member]
Loans Receivable Held for Investment, Net [Abstract]
Gross loans receivable before deferred loan costs and premiums	302		262			226
Gross loans receivable	302		262			226
Allowance for loan losses	(5)	(6)	(7)	(5)	(5)	(6)	(6)
Consumer [Member]
Loans Receivable Held for Investment, Net [Abstract]
Gross loans receivable before deferred loan costs and premiums	8		21			5
Gross loans receivable	8		21			5
Allowance for loan losses	$ (2)	$ 0	$ (1)	$ (2)	$ (3)	$ 0	$ 0